Property, equipment and software, net - Schedule of Property, Equipment and Software (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Equipment and Software
Total cost	$ 154,845	$ 112,106
Less: Accumulated depreciation and amortization	(110,817)	(71,943)
Property, equipment and software, net	44,028	40,163
Mining equipment
Property, Equipment and Software
Total cost	126,691	80,965
Computers and electronic equipment
Property, Equipment and Software
Total cost	14,218	11,948
Leasehold improvements
Property, Equipment and Software
Total cost	5,217	5,051
Mechanical equipment
Property, Equipment and Software
Total cost	115	112
Software
Property, Equipment and Software
Total cost	3,871	3,688
Construction in progress
Property, Equipment and Software
Total cost	4,369	9,980
Motor vehicles
Property, Equipment and Software
Total cost	244	242
Land
Property, Equipment and Software
Total cost	$ 120	$ 120